ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Summary of accounts receivable

Accounts receivable consists of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable:
Accounts receivable	1,313,288	1,645,005
Less: allowance for credit losses	(2,539)	(13,752)
Total accounts receivable	1,310,749	1,631,253

Summary of movement of allowance for uncollectible accounts receivables

The movement of allowance for uncollectible accounts receivable for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	2,539
Current year credit losses	—	2,539	13,752
Current year write off	—	—	(2,539)
Balance at end of the year	—	2,539	13,752

Summary of Contract Assets	Contract assets consists of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Contract assets	421,469	476,493
Less: Allowance for credit losses	—	(4,201)
Contract assets, net	421,469	472,292